ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade accounts payable	$ 614,988	$ 760,157
Accrued liabilities	150,569	740,472
Accrued interest	1,086,245	816,493
Accounts payable and accrued liabilities	1,851,802	$ 2,317,122
Unsecured credit facility
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accrued interest	682,800
Kamino facility
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accrued interest	18,213
Convertible debentures
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accrued interest	$ 385,232